STOCK-BASED COMPENSATION - Stock Options Activity (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Number of options
Outstanding, beginning of year (in shares) | shares	9,860,208	6,494,001
Granted (in shares) | shares	1,594,879	4,234,288
Exercised (in shares) | shares	(329,877)	(301,467)
Forfeited (in shares) | shares	(531,565)	(566,614)
Outstanding, end of year (in shares) | shares	10,593,645	9,860,208
Exercisable, end of year (in shares) | shares	4,749,678	3,440,894
Weighted average exercise price
Outstanding, beginning of year (in dollars per share) | $ / shares	$ 63.58	$ 61.62
Granted (in dollars per share) | $ / shares	64.86	65.73
Exercised (in dollars per share) | $ / shares	54.90	50.87
Forfeited (in dollars per share) | $ / shares	66.92	64.04
Outstanding, end of year (in dollars per share) | $ / shares	63.88	63.58
Exercisable, end of year (in dollars per share) | $ / shares	$ 62.86	$ 61.84